Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Consolidated revenue:
Consolidated revenue	$ 1,051,154	$ 794,172	$ 2,127,522	$ 1,492,152	$ 3,221,590	$ 2,562,445
Consolidated net loss:
Consolidated net loss	(3,672,678)	(4,817,186)	(7,917,720)	(10,541,576)	(22,508,304)	(28,180,084)
Total consolidated assets:
Total consolidated assets	18,858,398	21,506,000	18,858,398	21,506,000	14,998,517	24,343,007
Aytu [Member]
Consolidated revenue:
Consolidated revenue	985,000	794,000	1,957,000	1,492,000	3,175,000	2,562,000
Consolidated net loss:
Consolidated net loss	(3,151,000)	(4,817,000)	(6,876,000)	(10,542,000)	(22,349,000)	(28,180,000)
Total consolidated assets:
Total consolidated assets	15,842,000	21,506,000	15,842,000	21,506,000	11,779,000	24,343,000
Aytu Women's Health [Member]
Consolidated revenue:
Consolidated revenue	66,000		171,000		47,000
Consolidated net loss:
Consolidated net loss	(522,000)		(1,042,000)		(159,000)
Total consolidated assets:
Total consolidated assets	$ 3,016,000		$ 3,016,000		$ 3,220,000